As filed with the Securities and Exchange Commission on December 27, 2012
                                                                                                                                                                                                                       File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 808	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 808	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 25, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 808 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 25, 2013, the effectiveness of the registration statement for the iShares Australian Dollar Cash Rate Fund, iShares British Pound Cash Rate Fund, iShares Canadian Dollar Cash Rate Fund, iShares Chinese Offshore Renminbi Cash Rate Fund, iShares Euro Cash Rate Fund, iShares Japanese Yen Cash Rate Fund, iShares Mexican Peso Cash Rate Fund, iShares New Zealand Dollar Cash Rate Fund, iShares Norwegian Krone Cash Rate Fund, iShares Singapore Dollar Cash Rate Fund, iShares Swedish Krona Cash Rate Fund, iShares Swiss Franc Cash Rate Fund, iShares Thai Offshore Baht Cash Rate Fund and iShares Turkish Lira Cash Rate Fund filed in Post-Effective Amendment No. 755 on August 9, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
778	October 22, 2012	November 16, 2012
793	November 15, 2012	December 14, 2012
800	December 13, 2012	December 28, 2012

This Post-Effective Amendment No. 808 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 755.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 808 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 27th day of December, 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: December 27, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 808 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: December 27, 2012

John E. Martinez*
Trustee

Date: December 27, 2012

George G.C. Parker*
Trustee

Date: December 27, 2012

Cecilia H. Herbert*
Trustee

Date: December 27, 2012

Charles A. Hurty*
Trustee

Date: December 27, 2012

John E. Kerrigan*
Trustee

Date: December 27, 2012

Robert H. Silver*
Trustee

Date: December 27, 2012

Robert S. Kapito*
Trustee

Date: December 27, 2012

Madhav V. Rajan*
Trustee

Date: December 27, 2012

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 27, 2012

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 27, 2012

*
Powers of Attorney, each dated December 6, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012.